INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of income taxes calculated at the statutory rate to the actual income tax provision
Income tax expense (recovery) at Canadian statutory income tax rates	$ 3,499	$ (8,023)	$ (6,288)
Increase (decrease) in income taxes for:
Permanent and other differences	(5,279)	6,335	3,178
Change in statutory/foreign tax rates	(2,762)	(1,973)	(1,470)
Change in valuation allowance	(10,358)	1,805	(9,223)
Stock-based compensation expense	1,603	891	1,125
Adjustment to prior years	67		6,347
Foreign exchange gain adjustment			3,523
Income tax expense (recovery)	$ (13,230)	$ (965)	$ (2,808)